OPPENHEIMER DISCIPLINED ALLOCATION FUND
              Supplement dated May 15, 1998 to the
              Prospectus dated February 19, 1998

The Prospectus is changed as follows effective June 1, 1998:

1.  Footnote  number 1 under the table  entitled  "Shareholder
Transaction Expenses" on
page 3 is modified to read as follows:

    (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" on pages 35 & 36) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

2. The second sentence of the paragraph entitled "Class A Shares" in the section entitled "How to Buy Shares-Classes of Shares" on page 30 is modified to read as follows:

    If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below.

3. The second sub-paragraph under the first paragraph of the section entitled "Buying Class A Shares - Class A Contingent Deferred Sales Charge" on page 35 is modified to read as follows:

        o Purchases by a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code if the retirement plan has total assets of $500,000 or more;

4. The first and second sentences of the third paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 36 are modified to read as follows:

    If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998).

5. The second sentence of the fifth paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 36 is modified to read as follows:

However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998).

6. The paragraph entitled "Special Arrangements With Dealers" on page 36 is hereby deleted.

7. The following sub-paragraphs of the section entitled " Waivers of Class A Sales Charges-Waivers of the Class A Contingent Deferred Sales
Charge for Certain Redemptions" on page 39 are deleted:

        o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase)

        o if, at the time of  purchase  of shares  (after  May
1, 1997) the dealer agrees
    in writing to accept the dealer's portion of the sales commission in installments of
    1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase)

8. The section captioned "OppenheimerFunds Internet Web Site" under "Special Investor Services" on page 45 should be revised to read as follows:

     OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by any shareholder listed in the registration on an account as well as by the dealer representative of record, through a special section of that Web Site. To access that section of the Web Site, you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.


May 15, 1998                                        PS0205.008

              OPPENHEIMER DISCIPLINED ALLOCATION FUND
               Supplement dated May 15, 1998 to the
    Statement of Additional Information dated February 19, 1998


The Statement of Additional Information is changed as follows effective June 1, 1998:


1.    The fourth paragraph in the section entitled "How To
Exchange Shares" on page 52 is
revised to read as follows:

     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.





May 15, 1998                                             PX0205.002

              OPPENHEIMER DISCIPLINED VALUE FUND
             Supplement dated May 15, 1998 to the
              Prospectus dated February 19, 1998

The Prospectus is changed as follows effective June 1, 1998:

1.  Footnote  number 1 under the table  entitled  "Shareholder
Transaction Expenses" on
page 3 is modified to read as follows:

    (1) If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" on pages 35 & 36) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

2. The second sentence of the paragraph entitled "Class A Shares" in the section entitled "How to Buy Shares-Classes of Shares" on page 24 is modified to read as follows:

    If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below.

3. The first and second sentences of the third paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 30 are modified to read as follows:

    If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998).

4. The second sentence of the fifth paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 30 is modified to read as follows:


(continued)

However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998).

5. The paragraph entitled "Special Arrangements With Dealers" on page 30 is hereby deleted.

6. The following sub-paragraphs of the section entitled " Waivers of Class A Sales Charges-Waivers of the Class A Contingent Deferred Sales
Charge for Certain Redemptions" on page 33 are deleted:

        o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase)

        o if, at the time of purchase of shares (if purchased during the period to May 1,
    1997 through December 31,1997) the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month
    (and no further commission will be payable if the shares are redeemed within 12 months of purchase)

7. The section captioned "OppenheimerFunds Internet Web Site" under "Special Investor Services" on page 40 should be revised to read as follows:

     OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site, at the following Internet address: http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by any shareholder listed in the registration on an account as well as by the dealer representative of record, through a special section of that Web Site. To access that section

                                                   (continued)
of the Web Site, you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.


May 15, 1998                                        PS0375.007

                OPPENHEIMER DISCIPLINED VALUE  FUND
               Supplement dated May 15, 1998 to the
    Statement of Additional Information dated February 19, 1998


The Statement of Additional Information is changed as follows effective June 1, 1998:


1.    The fourth paragraph in the section entitled "How To
Exchange Shares" on page 51 is
revised to read as follows:

     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.





May 15, 1998                                             PX0375.002